Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Excess of consideration over acquired assets	$ (12,909)
Astarte [Member]
Consideration in cash	24,100
Less: Net assets of companies acquired	11,191
Excess of consideration over acquired assets	$ 12,909